Balance Sheet (Parentheticals)	Dec. 31, 2020 $ / shares shares
Common stock shares subject to possible redemption	14,077,350
Common stock subject to possible redemption price per share (in Dollars per share) | $ / shares	$ 10.00
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized	45,000,000
Common stock, shares issued	3,172,650
Common stock, shares outstanding	3,172,650
Class B Common Stock
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized	5,000,000
Common stock, shares issued	4,312,500
Common stock, shares outstanding	4,312,500